Accumulated Other Comprehensive Income	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Accumulated Other Comprehensive Income
24. ACCUMULATED OTHER COMPREHENSIVE INCOME

	2019	2018
Accrual for translation of foreign operations
Balance at the beginning of the year	422,254	52,164
Exchange differences on translating foreign operations	(92,038)	370,090

Balance at the end of the year	330,216	422,254